S000062125 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	77 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Universal Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.04%	0.06%	1.60%
ICE BofA® US High Yield Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.20%	4.04%	4.81%
Northern Trust High Yield Value-Scored US Corporate Bond Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.75%	5.49%	6.06%
FlexShares High Yield Value-Scored Bond Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.70%	3.93%	4.69%
Performance Inception Date				Jul. 17, 2018
FlexShares High Yield Value-Scored Bond Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.17%	0.85%	1.55%
FlexShares High Yield Value-Scored Bond Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.48%	1.64%	2.19%

[1]	In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the ICE BofA® US High Yield Index to the Bloomberg Universal Index. The Fund will continue to compare its performance to the ICE BofA® US High Yield Index, which reflects the market segments in which the Fund invests.
[2]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
[3]	Reflects no deduction for fees, expenses or taxes.